UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS STRATEGIC REAL RETURN FUND

FORM N-Q

DECEMBER 31, 2018

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 37.5%
U.S. Treasury Bonds, Inflation Indexed	0.375%	7/15/23	1,260,526	$1,232,820
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	3,822,360	4,080,710
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	627,697	667,010
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	359,612	441,662
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	5,182,540	5,903,507
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	4,291,829	5,467,611
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	351,003	413,425
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	715,957	847,268
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,121,531	5,298,983
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,288,692	1,155,066
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	2,807,662	2,745,422
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	7,050,115	6,822,547
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	203,618	200,315

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $35,953,538)				35,276,346

			SHARES
COMMON STOCKS - 19.3%
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.7%
AT&T Inc.			3,849	109,851
China Telecom Corp. Ltd., Class H Shares			268,000	136,371	(a)
KT Corp., ADR			7,042	100,137	*
LG Uplus Corp.			6,096	96,275	(a)
Nippon Telegraph & Telephone Corp.			4,336	176,545	(a)

Total Diversified Telecommunication Services				619,179

Interactive Media & Services - 0.3%
Alphabet Inc., Class A Shares			166	173,463	*
Facebook Inc., Class A Shares			668	87,568	*

Total Interactive Media & Services				261,031

Media - 0.1%
CBS Corp., Class B Shares, Non Voting Shares			2,673	116,864

Wireless Telecommunication Services - 0.3%
KDDI Corp.			6,500	154,896	(a)
T-Mobile US Inc.			2,400	152,664	*

Total Wireless Telecommunication Services				307,560

TOTAL COMMUNICATION SERVICES				1,304,634

CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.1%
Aptiv PLC			995	61,262

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Automobiles - 0.3%
Guangzhou Automobile Group Co., Ltd., Class H Shares	122,600	$121,147	(a)
Mazda Motor Corp.	7,400	76,121	(a)
Subaru Corp.	3,400	72,582	(a)

Total Automobiles		269,850

Hotels, Restaurants & Leisure - 0.7%
Brinker International Inc.	2,465	108,411
Genting Singapore Ltd.	151,800	108,667	(a)
Jack in the Box Inc.	1,293	100,376
Las Vegas Sands Corp.	1,700	88,485
Sands China Ltd.	22,800	98,736	(a)
Wyndham Destination Inc.	1,323	47,416
Yum! Brands Inc.	1,236	113,613

Total Hotels, Restaurants & Leisure		665,704

Household Durables - 0.2%
Electrolux AB, Class B Shares	4,795	101,593	(a)
Persimmon PLC	3,125	76,561	(a)
Taylor Wimpey PLC	34,406	59,513	(a)

Total Household Durables		237,667

Specialty Retail - 0.9%
Home Depot Inc.	1,610	276,630
Lowe’s Cos. Inc.	2,422	223,696
Ross Stores Inc.	1,937	161,158
TJX Cos. Inc.	3,170	141,826

Total Specialty Retail		803,310

Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC	3,780	83,164	(a)
Pandora A/S	1,198	48,730	(a)

Total Textiles, Apparel & Luxury Goods		131,894

TOTAL CONSUMER DISCRETIONARY		2,169,687

CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Kirin Holdings Co., Ltd.	7,000	147,244	(a)

Food & Staples Retailing - 0.3%
J Sainsbury PLC	25,000	84,301	(a)
Tesco PLC	41,300	100,076	(a)
Walmart Inc.	1,518	141,401

Total Food & Staples Retailing		325,778

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Food Products - 0.2%
Archer-Daniels-Midland Co.	3,220	$131,924
Morinaga & Co. Ltd.	2,400	103,857	(a)

Total Food Products		235,781

Household Products - 0.2%
Church & Dwight Co. Inc.	2,230	146,645

Personal Products - 0.2%
Estee Lauder Cos. Inc., Class A Shares	778	101,218
Hengan International Group Co., Ltd.	12,000	87,033	(a)

Total Personal Products		188,251

Tobacco - 0.1%
KT&G Corp.	746	67,866	(a)

TOTAL CONSUMER STAPLES		1,111,565

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
China Petroleum & Chemical Corp., Class H Shares	160,000	114,316	(a)
Eni SpA	5,776	90,961	(a)
Exxon Mobil Corp.	1,048	71,463
OMV AG	2,919	127,669	(a)
Petroleo Brasileiro SA, ADR	9,904	114,787
Polskie Gornictwo Naftowe i Gazownictwo SA, Class I Shares	85,701	158,365	(a)
Repsol SA	6,644	106,805	(a)
Royal Dutch Shell PLC, Class A Shares	3,628	106,408	(a)
Valero Energy Corp.	2,000	149,940

TOTAL ENERGY		1,040,714

FINANCIALS - 4.0%
Banks - 1.8%
Bank of America Corp.	10,209	251,550
BNP Paribas SA	2,233	100,570	(a)
Canadian Imperial Bank of Commerce	2,100	156,408
Citigroup Inc.	3,433	178,722
Citizens Financial Group Inc.	5,376	159,828
Danske Bank A/S	4,373	86,646	(a)
Fifth Third Bancorp	4,333	101,955
ING Groep NV	8,000	85,735	(a)
JPMorgan Chase & Co.	2,182	213,007
Lloyds Banking Group PLC	204,717	135,272	(a)
National Bank of Canada	4,400	180,648

Total Banks		1,650,341

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - 0.3%
Ameriprise Financial Inc.	894	$93,307
Bank of New York Mellon Corp.	2,110	99,317
Morgan Stanley	3,300	130,845

Total Capital Markets		323,469

Consumer Finance - 0.2%
Capital One Financial Corp.	2,091	158,059

Insurance - 1.7%
Aegon NV	21,112	98,144	(a)
Allianz SE, Registered Shares	1,157	232,171	(a)
Allstate Corp.	2,131	176,085
AXA SA	5,029	108,353	(a)
Axis Capital Holdings Ltd.	1,232	63,620
DB Insurance Co., Ltd.	1,293	81,565	(a)
Hannover Rueck SE	889	119,837	(a)
Legal & General Group PLC	31,700	93,017	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	500	109,116	(a)
Prudential Financial Inc.	1,232	100,470
SCOR SE	3,617	162,901	(a)
Swiss Life Holding AG, Registered Shares	358	138,180	*(a)
Swiss Re AG	1,657	152,248	(a)

Total Insurance		1,635,707

TOTAL FINANCIALS		3,767,576

HEALTH CARE - 2.4%
Biotechnology - 0.5%
Amgen Inc.	1,163	226,401
Biogen Inc.	528	158,886	*
United Therapeutics Corp.	808	87,991	*

Total Biotechnology		473,278

Health Care Equipment & Supplies - 0.7%
Baxter International Inc.	3,494	229,975
Edwards Lifesciences Corp.	1,300	199,121	*
Hoya Corp.	2,300	140,581	(a)
Masimo Corp.	1,169	125,516	*

Total Health Care Equipment & Supplies		695,193

Health Care Providers & Services - 0.9%
Cigna Corp.	637	120,979
CVS Health Corp.	2,120	138,902
Humana Inc.	545	156,132
McKesson Corp.	610	67,387

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc.	855	$212,998
WellCare Health Plans Inc.	572	135,043	*

Total Health Care Providers & Services		831,441

Pharmaceuticals - 0.3%
Merck & Co. Inc.	1,702	130,050
Shionogi & Co., Ltd.	2,100	119,077	(a)

Total Pharmaceuticals		249,127

TOTAL HEALTH CARE		2,249,039

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.6%
Boeing Co.	833	268,643
Safran SA	1,600	192,224	(a)
Spirit AeroSystems Holdings Inc., Class A Shares	1,505	108,495

Total Aerospace & Defense		569,362

Airlines - 0.3%
Qantas Airways Ltd.	37,336	152,414	(a)
Southwest Airlines Co.	2,641	122,754

Total Airlines		275,168

Building Products - 0.1%
Owens Corning	2,001	88,004

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	2,634	101,260	(a)
HOCHTIEF AG	516	69,547	(a)

Total Construction & Engineering		170,807

Electrical Equipment - 0.1%
Rockwell Automation Inc.	589	88,633

Industrial Conglomerates - 0.1%
LG Corp.	1,386	86,887	*(a)

Machinery - 0.6%
CNH Industrial NV	11,035	99,276	(a)
Cummins Inc.	1,129	150,880
Illinois Tool Works Inc.	910	115,288
Toro Co.	2,859	159,761

Total Machinery		525,205

Professional Services - 0.1%
ManpowerGroup Inc.	1,639	106,207

Road & Rail - 0.1%
Union Pacific Corp.	730	100,908

Trading Companies & Distributors - 0.2%
Marubeni Corp.	11,000	76,547	(a)

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
Sumitomo Corp.	5,200	$73,356	(a)
WW Grainger Inc.	300	84,708

Total Trading Companies & Distributors		234,611

Transportation Infrastructure - 0.1%
Aena SME SA	548	84,966	(a)(b)

TOTAL INDUSTRIALS		2,330,758

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.3%
Cisco Systems Inc.	6,537	283,248

Electronic Equipment, Instruments & Components - 0.2%
Hitachi Ltd.	5,200	138,226	(a)

IT Services - 0.1%
Visa Inc., Class A Shares	853	112,545

Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials Inc.	4,488	146,937
KLA-Tencor Corp.	727	65,059
NVIDIA Corp.	811	108,269
Texas Instruments Inc.	1,717	162,256

Total Semiconductors & Semiconductor Equipment		482,521

Software - 0.5%
Microsoft Corp.	3,264	331,524
VMware Inc., Class A Shares	1,320	181,012

Total Software		512,536

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc.	3,263	514,705
FUJIFILM Holdings Corp.	4,000	154,355	(a)
HP Inc.	8,802	180,089
Samsung Electronics Co., Ltd.	7,200	249,125	(a)

Total Technology Hardware, Storage & Peripherals		1,098,274

TOTAL INFORMATION TECHNOLOGY		2,627,350

MATERIALS - 0.9%
Chemicals - 0.2%
Chemours Co.	2,245	63,354
Covestro AG	916	45,316	(a)
Huntsman Corp.	5,489	105,883

Total Chemicals		214,553

Metals & Mining - 0.5%
Anglo American PLC	4,271	94,415	(a)
Glencore PLC	20,620	76,054	*(a)
POSCO	349	76,395	(a)

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY			SHARES	VALUE
Metals & Mining - (continued)
Rio Tinto PLC			2,643	$126,021	(a)
South32 Ltd.			42,949	101,330	(a)

Total Metals & Mining				474,215

Paper & Forest Products - 0.2%
UPM-Kymmene OYJ			5,000	127,137	(a)

TOTAL MATERIALS				815,905

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
China Vanke Co., Ltd., Class H Shares			29,400	98,976	(a)
Country Garden Holdings Co., Ltd.			111,000	133,711	(a)
Jones Lang LaSalle Inc.			719	91,025
Shimao Property Holdings Ltd.			36,000	95,228	(a)

TOTAL REAL ESTATE				418,940

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy Inc.			5,281	209,128

Multi-Utilities - 0.1%
AGL Energy Ltd.			6,000	86,818	(a)

TOTAL UTILITIES				295,946

TOTAL COMMON STOCKS (Cost - $15,480,684)				18,132,114

INVESTMENTS IN UNDERLYING FUNDS - 15.7%
Invesco S&P 500 Top 50 ETF			6,799	1,222,596
iShares Core High Dividend ETF			6,842	577,328
iShares Edge MSCI USA Quality Factor ETF			30,601	2,348,933
Vanguard Mega Cap Value ETF			22,651	1,618,867
Vanguard REIT ETF			120,006	8,948,847

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $11,834,131)				14,716,571

	RATE	MATURITY DATE	FACE AMOUNT†
CORPORATE BONDS & NOTES - 2.8%
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	50,000	48,522

Oil, Gas & Consumable Fuels -1.8%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	41,954
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	190,000	210,485
Apache Corp., Senior Notes	2.625%	1/15/23	29,000	27,419
Apache Corp., Senior Notes	5.100%	9/1/40	30,000	27,257
Apache Corp., Senior Notes	4.750%	4/15/43	230,000	197,950

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets PLC, Senior Notes	3.119%	5/4/26	50,000		$47,062
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	240,000		233,727
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000		244,284
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000		48,825
Noble Energy Inc., Senior Notes	3.900%	11/15/24	50,000		48,497
Noble Energy Inc., Senior Notes	5.250%	11/15/43	230,000		204,825
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000		95,013
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000		94,250
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	160,000		193,685

Total Oil, Gas & Consumable Fuels					1,715,233

TOTAL ENERGY					1,763,755

MATERIALS - 0.9%
Metals & Mining - 0.9%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	200,000		192,000	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000		181,166	(b)
ArcelorMittal, Senior Notes	6.125%	6/1/25	40,000		41,741
ArcelorMittal, Senior Notes	7.000%	10/15/39	60,000		63,336
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	50,000		50,102
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000		45,597	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000		81,253	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000		209,785
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000		38,200

TOTAL MATERIALS					903,180

TOTAL CORPORATE BONDS & NOTES (Cost - $2,826,050)					2,666,935

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
Brazil - 0.5%
Brazil Notas do Tesouro Nacional Serie B, Notes (Cost - $424,927)	6.000%	8/15/30	1,470,670	BRL	420,727

SOVEREIGN BONDS - 0.2%
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes (Cost - $198,361)	4.350%	1/11/48	200,000		183,025

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $66,717,691)					71,395,718

SHORT-TERM INVESTMENTS - 20.6%
U.S. Treasury Bills - 16.8%
U.S. Treasury Bills	2.379%	3/14/19	6,900,000		6,867,629	(c)
U.S. Treasury Bills	2.487%	6/20/19	9,000,000		8,897,016	(c)

TOTAL U.S. TREASURY BILLS (Cost - $15,764,313)					15,764,645

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 3.8%
Invesco Government & Agency Portfolio, Institutional Class	2.476%	3,503,772	$3,503,772
Dreyfus Government Cash Management, Institutional Shares	2.471%	17,851	17,851
Invesco Treasury Portfolio, Institutional Class	2.482%	98,634	98,634

TOTAL MONEY MARKET FUNDS (Cost - $3,620,257)			3,620,257

TOTAL SHORT-TERM INVESTMENTS (Cost - $19,384,570)			19,384,902

TOTAL INVESTMENTS - 96.6% (Cost - $86,102,261)			90,780,620
Other Assets in Excess of Liabilities - 3.4%			3,171,966

TOTAL NET ASSETS - 100.0%			$93,952,586

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust

At December 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Dax Index	3	3/19	$936,144	$907,563	$(28,581)
E-mini S&P 500 Index	2	3/19	265,630	250,520	(15,110)
Euro-Bund	133	3/19	24,842,193	24,921,002	78,809
FTSE 100 Index	11	3/19	951,743	933,632	(18,111)
S&P GSCI	199	1/19	19,077,473	18,668,687	(408,786)
S&P/TSX 60	11	3/19	1,425,327	1,381,527	(43,800)
SPI 200 Index	12	3/19	1,179,107	1,175,067	(4,040)
Topix Index	7	3/19	1,050,016	953,834	(96,182)
United Kingdom Long Gilt Bond	41	3/19	6,394,716	6,436,692	41,976

					(493,825)

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Australian 10-Year Bonds	1	3/19	$93,300	$93,450	$(150)
Canadian 10-Year Bonds	32	3/19	3,126,254	3,205,860	(79,606)
Euro-Bund	11	3/19	2,032,534	2,061,136	(28,602)
Euro-Oat	2	3/19	343,493	345,558	(2,065)
U.S. Treasury 10-Year Notes	100	3/19	11,906,240	12,201,563	(295,323)
U.S. Treasury 5-Year Notes	4	3/19	450,813	458,750	(7,937)
U.S. Treasury Long-Term
Bonds	7	3/19	975,871	1,022,000	(46,129)

					(459,812)

Net unrealized depreciation on open futures contracts					$(953,637)

At December 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	11,280,000	USD	1,248,108	Bank of New York	1/17/19	$26,435
SEK	11,690,000	USD	1,293,473	Bank of New York	1/17/19	27,396
USD	1,477,093	JPY	167,300,000	Bank of New York	1/17/19	(51,438)
USD	5,508	SEK	50,000	Citibank N.A	1/17/19	(142)
AUD	362,000	USD	255,576	HSBC Securities Inc.	1/17/19	(509)
AUD	2,691,000	USD	1,945,738	HSBC Securities Inc.	1/17/19	(49,644)
CAD	6,163,000	USD	4,618,087	HSBC Securities Inc.	1/17/19	(101,671)
CHF	1,055,000	USD	1,065,035	HSBC Securities Inc.	1/17/19	9,985
CHF	1,112,000	USD	1,120,396	HSBC Securities Inc.	1/17/19	12,705
EUR	759,000	USD	863,683	HSBC Securities Inc.	1/17/19	7,200
EUR	14,963,000	USD	17,040,418	HSBC Securities Inc.	1/17/19	128,259
GBP	2,739,000	USD	3,465,276	HSBC Securities Inc.	1/17/19	28,860
JPY	167,300,000	USD	1,508,783	HSBC Securities Inc.	1/17/19	19,749
JPY	453,800,000	USD	4,006,954	HSBC Securities Inc.	1/17/19	139,176
MXN	39,990,000	USD	1,967,096	HSBC Securities Inc.	1/17/19	62,544
NOK	16,910,000	USD	1,976,453	HSBC Securities Inc.	1/17/19	(19,181)
NZD	995,000	USD	669,253	HSBC Securities Inc.	1/17/19	(1,199)
NZD	1,643,000	USD	1,127,468	HSBC Securities Inc.	1/17/19	(24,340)
NZD	2,861,000	USD	1,963,290	HSBC Securities Inc.	1/17/19	(42,383)
USD	1,245,868	AUD	1,723,000	HSBC Securities Inc.	1/17/19	31,833
USD	1,677,650	CAD	2,277,000	HSBC Securities Inc.	1/17/19	9,001
USD	1,122,533	CHF	1,112,000	HSBC Securities Inc.	1/17/19	(10,569)
USD	5,138,103	EUR	4,512,000	HSBC Securities Inc.	1/17/19	(39,005)
USD	146,769	GBP	116,000	HSBC Securities Inc.	1/17/19	(1,212)

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	378,311	GBP	299,000	HSBC Securities Inc.	1/17/19	$(3,122)
USD	225,638	NOK	1,930,000	HSBC Securities Inc.	1/17/19	2,247
USD	482,973	NOK	4,230,000	HSBC Securities Inc.	1/17/19	(6,635)
USD	188,123	CAD	251,000	UBS Securities LLC	1/17/19	4,184
USD	23,368	EUR	20,000	Goldman Sachs & Co.	1/18/19	418

Total						$158,942

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

Notes to Consolidated Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$35,276,346	—	$35,276,346
Common Stocks:
Communication Services	$740,547	564,087	—	1,304,634
Consumer Discretionary	1,322,873	846,814	—	2,169,687
Consumer Staples	521,188	590,377	—	1,111,565
Energy	336,190	704,524	—	1,040,714
Financials	2,063,821	1,703,755	—	3,767,576
Health Care	1,989,381	259,658	—	2,249,039
Industrials	1,394,281	936,477	—	2,330,758
Information Technology	2,085,644	541,706	—	2,627,350
Materials	169,237	646,668	—	815,905
Real Estate	91,025	327,915	—	418,940
Utilities	209,128	86,818	—	295,946
Investments in Underlying Funds	14,716,571	—	—	14,716,571
Corporate Bonds & Notes	—	2,666,935	—	2,666,935
Non-U.S. Treasury Inflation Protected Securities	—	420,727	—	420,727
Sovereign Bonds	—	183,025	—	183,025

Total Long-Term Investments	25,639,886	45,755,832	—	71,395,718

Short-Term Investments†:
U.S. Treasury Bills	—	15,764,645	—	15,764,645
Money Market Funds	3,620,257	—	—	3,620,257

Total Short-Term Investments	3,620,257	15,764,645	—	19,384,902

Total Investments	$29,260,143	$61,520,477	—	$90,780,620

Other Financial Instruments:
Futures Contracts	$120,785	—	—	$120,785
Forward Foreign Currency Contracts	—	$509,992	—	509,992

Total Other Financial Instruments	$120,785	$509,992	—	$630,777

Total	$29,380,928	$62,030,469	—	$91,411,397

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,074,422	—	—	$1,074,422
Forward Foreign Currency Contracts	—	$351,050	—	351,050

Total	$1,074,422	$351,050	—	$1,425,472

†	See Consolidated Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the reporting period. At December 31, 2018, securities valued at $7,208,799 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2019